PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.9%
Basic Materials : 5.4%
1,225,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 1,237,217
0.4
600,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 633,322
0.2
765,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 725,165
0.3
705,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 722,332
0.3
770,000  Celanese US Holdings
LLC, 6.415%,
07/15/2027 797,912
0.3
865,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 795,165
0.3
795,000
(1)(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 680,810
0.2
365,000
(1)(2)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 344,528
0.1
1,250,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,243,469
0.4
880,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 881,597
0.3
720,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 715,974
0.2
1,155,000
(1)
New Gold, Inc., 6.875%,
04/01/2032 1,191,084
0.4
510,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 534,688
0.2
140,000
(1)
Novelis Corp., 3.250%,
11/15/2026 137,851
0.0
740,000
(1)
Novelis Corp., 3.875%,
08/15/2031 665,519
0.2
430,000
(1)
Novelis Corp., 4.750%,
01/30/2030 412,585
0.1
795,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 734,188
0.3
655,000  Olin Corp., 5.000%,
02/01/2030 632,508
0.2
850,000
(1)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 808,875
0.3
200,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 203,780
0.1
480,000
(1)
SPCM SA, 3.125%,
03/15/2027 467,645
0.2
1,400,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,209,277
0.4
15,775,491
5.4
Communications : 9.8%
1,135,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 1,087,092
0.4
215,000
(1)(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 191,525
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,245,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 $ 2,141,740
0.7
1,945,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,812,483
0.6
1,825,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,809,433
0.6
660,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 658,329
0.2
230,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 230,061
0.1
555,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 542,531
0.2
1,010,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 1,016,442
0.3
1,565,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,560,870
0.5
440,000  EchoStar Corp.,
10.750%,
11/30/2029 453,574
0.1
815,000
(1)
GCI LLC, 4.750%,
10/15/2028 788,577
0.3
1,110,000
(1)
Getty Images, Inc.,
11.250%,
02/21/2030 1,102,641
0.4
1,015,000  Lamar Media Corp.,
4.000%,
02/15/2030 970,460
0.3
980,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 842,800
0.3
345,000
(1)
Level 3 Financing, Inc.,
4.875%,
06/15/2029 323,869
0.1
670,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 682,223
0.2
1,745,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,704,036
0.6
1,160,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 1,108,753
0.4
850,000
(1)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 859,423
0.3
220,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 216,017
0.1
2,880,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,857,360
1.0
1,290,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,235,259
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,090,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 $ 1,088,029
0.4
650,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 608,017
0.2
1,190,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,165,784
0.4
200,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 185,130
0.1
1,285,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,346,861
0.5
28,589,319
9.8
Consumer, Cyclical : 17.9%
1,300,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,334,462
0.5
510,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 536,363
0.2
1,145,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,157,540
0.4
935,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 955,499
0.3
131,667
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 131,447
0.0
260,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 264,675
0.1
975,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 931,301
0.3
1,540,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,595,759
0.6
1,640,000
(1)
Carnival Corp., 6.000%,
05/01/2029 1,658,150
0.6
537,352
(1)(3)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 551,712
0.2
540,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 541,746
0.2
1,045,000
(1)
CD&R Smokey Buyer,
Inc. / Radio Systems
Corp., 9.500%,
10/15/2029 852,869
0.3
500,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 519,455
0.2
1,130,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,178,818
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
735,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 $ 812,160
0.3
595,000
(1)
Gap, Inc., 3.625%,
10/01/2029 553,350
0.2
785,000
(1)
Gap, Inc., 3.875%,
10/01/2031 705,580
0.2
935,000
(1)
Gates Corp., 6.875%,
07/01/2029 972,042
0.3
1,120,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 1,143,286
0.4
385,000
(1)
Group 1 Automotive,
Inc., 4.000%,
08/15/2028 371,922
0.1
1,155,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,188,192
0.4
1,195,000
(1)(2)
Hanesbrands, Inc.,
9.000%,
02/15/2031 1,266,371
0.4
500,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 511,000
0.2
980,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 999,137
0.3
796,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 796,869
0.3
930,000
(1)
Interface, Inc., 5.500%,
12/01/2028 917,284
0.3
1,485,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,472,614
0.5
430,000
(1)
Lithia Motors, Inc.,
3.875%,
06/01/2029 410,428
0.1
1,120,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 1,065,741
0.4
190,000  M/I Homes, Inc.,
3.950%,
02/15/2030 178,511
0.1
850,000  M/I Homes, Inc.,
4.950%,
02/01/2028 845,199
0.3
255,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 203,939
0.1
370,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 363,927
0.1
720,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 687,362
0.2
450,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 449,438
0.2
280,000  MGM Resorts
International, 4.625%,
09/01/2026 279,813
0.1
510,000  MGM Resorts
International, 4.750%,
10/15/2028 504,201
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
530,000  MGM Resorts
International, 6.500%,
04/15/2032 $ 538,978
0.2
980,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 964,005
0.3
160,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 160,187
0.1
540,000
(1)
NCL Corp. Ltd.,
5.875%,
02/15/2027 542,626
0.2
1,290,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 1,318,707
0.5
590,000  Newell Brands, Inc.,
6.375%,
09/15/2027 599,766
0.2
385,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 368,236
0.1
235,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 247,387
0.1
1,200,000
(1)
Nissan Motor Co. Ltd.,
4.345%,
09/17/2027 1,152,833
0.4
780,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 824,122
0.3
980,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,006,928
0.3
1,045,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,007,880
0.3
970,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 973,432
0.3
1,560,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,530,717
0.5
795,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 723,628
0.3
605,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 579,061
0.2
1,080,000
(1)(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,009,132
0.3
1,360,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,361,610
0.5
380,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 383,570
0.1
270,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 271,881
0.1
860,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 895,304
0.3
3,400,000  Warnermedia
Holdings, Inc., 4.279%,
03/15/2032 2,851,750
1.0
555,000
(1)
William Carter Co.,
5.625%,
03/15/2027 552,011
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
665,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 $ 665,950
0.2
500,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 503,519
0.2
1,595,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 1,474,030
0.5
635,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 637,508
0.2
52,052,920
17.9
Consumer, Non-cyclical : 20.2%
1,115,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,108,529
0.4
500,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 483,532
0.2
660,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 625,990
0.2
1,285,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,284,745
0.4
405,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
6.250%,
03/15/2033 417,873
0.1
1,315,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 1,345,281
0.5
500,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 485,182
0.2
1,155,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,121,848
0.4
700,000
(1)(2)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 653,323
0.2
420,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 400,753
0.1
450,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 443,461
0.2
294,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 293,385
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,095,000
(1)(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 $ 1,135,099
0.4
1,115,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 1,165,175
0.4
1,025,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,068,438
0.4
935,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 943,479
0.3
760,000
(1)
Brink's Co., 6.500%,
06/15/2029 783,966
0.3
270,000
(1)(2)
Brink's Co., 6.750%,
06/15/2032 281,386
0.1
1,265,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,223,648
0.4
675,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 599,196
0.2
375,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 369,602
0.1
700,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 669,027
0.2
825,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 855,206
0.3
995,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 1,053,456
0.4
825,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 750,920
0.3
1,300,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,246,436
0.4
425,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 439,119
0.2
1,045,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 945,255
0.3
990,000
(2)
Encompass Health
Corp., 4.750%,
02/01/2030 978,211
0.3
1,225,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,301,311
0.4
170,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 169,060
0.1
472,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 472,042
0.2
1,075,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,123,356
0.4
310,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 325,020
0.1
1,200,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 1,159,964
0.4
385,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 410,548
0.1
1,475,000
(1)
LifePoint Health, Inc.,
9.875%,
08/15/2030 1,597,362
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,225,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 $ 1,175,922
0.4
1,350,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,340,462
0.5
295,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 303,418
0.1
1,080,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,052,913
0.4
289,000  New Albertsons L.P.,
7.450%,
08/01/2029 309,094
0.1
1,080,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 938,181
0.3
715,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 722,337
0.2
1,210,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,164,340
0.4
405,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 408,312
0.1
285,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 288,311
0.1
1,265,000
(1)(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,268,119
0.4
690,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 6.250%,
04/01/2029 695,382
0.2
1,225,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,228,114
0.4
620,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 624,111
0.2
610,000  Service Corp.
International, 5.125%,
06/01/2029 608,914
0.2
640,000  Service Corp.
International, 5.750%,
10/15/2032 647,327
0.2
1,175,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 1,221,053
0.4
1,490,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,408,085
0.5
1,050,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 1,093,778
0.4
815,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 858,251
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,135,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 $ 1,109,669
0.4
850,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 849,193
0.3
1,425,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,427,887
0.5
1,705,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,736,771
0.6
485,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 479,162
0.2
910,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 906,985
0.3
160,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 160,155
0.1
330,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 340,320
0.1
715,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 716,037
0.2
1,145,000
(1)
Veritiv Operating Co.,
10.500%,
11/30/2030 1,240,888
0.4
990,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,041,311
0.4
410,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 403,236
0.1
1,030,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,070,758
0.4
225,000
(1)
Williams Scotsman,
Inc., 7.375%,
10/01/2031 236,975
0.1
58,805,955
20.2
Energy : 11.2%
725,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 720,042
0.3
530,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 529,683
0.2
910,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 913,581
0.3
79,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 79,132
0.0
1,545,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,548,592
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,300,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 $ 1,301,731
0.5
1,195,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,167,802
0.4
700,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 703,350
0.2
900,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 934,683
0.3
425,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 434,828
0.2
1,100,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,130,974
0.4
1,250,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,293,325
0.4
1,085,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,141,959
0.4
385,000
(1)
Harvest Midstream
I L.P., 7.500%,
09/01/2028 391,832
0.1
370,000
(1)
Harvest Midstream
I L.P., 7.500%,
05/15/2032 391,064
0.1
545,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 547,788
0.2
660,000
(1)
Hess Midstream
Operations L.P.,
5.875%,
03/01/2028 670,250
0.2
500,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 486,534
0.2
230,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 222,670
0.1
505,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.250%,
04/15/2032 482,670
0.2
150,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.875%,
05/15/2034 143,832
0.1
505,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 531,481
0.2
500,000
(1)
Howard Midstream
Energy Partners LLC,
8.875%,
07/15/2028 525,281
0.2
1,475,000
(1)(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,488,437
0.5
1,135,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,174,783
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
860,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 $ 837,159
0.3
600,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 621,824
0.2
895,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 899,063
0.3
385,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 388,821
0.1
415,000  SM Energy Co.,
6.625%,
01/15/2027 415,614
0.1
1,245,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,274,688
0.4
430,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 448,100
0.2
365,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 354,605
0.1
1,015,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 976,741
0.3
410,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
6.000%,
03/01/2027 410,173
0.1
260,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 266,387
0.1
330,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 337,182
0.1
238,875
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 239,423
0.1
131,190
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 133,356
0.1
1,065,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 986,528
0.3
1,320,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,335,560
0.5
1,415,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,463,349
0.5
1,475,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,533,042
0.5
785,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 785,000
0.3
32,662,919
11.2
Financial : 10.7%
1,340,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,385,137
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
705,000
(1)
AG Issuer LLC, 6.250%,
03/01/2028 $ 705,577
0.2
2,105,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 2,146,782
0.7
295,000  Ally Financial, Inc.,
5.750%,
11/20/2025 295,696
0.1
375,000  Ally Financial, Inc.,
6.700%,
02/14/2033 390,935
0.1
1,200,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,199,846
0.4
1,265,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,292,120
0.5
380,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 380,944
0.1
705,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 782,331
0.3
900,000
(1)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 910,415
0.3
1,555,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,541,431
0.5
1,890,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,865,519
0.6
570,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 586,476
0.2
390,000
(1)(2)
Jane Street Group /
JSG Finance, Inc.,
4.500%,
11/15/2029 378,646
0.1
830,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 838,442
0.3
825,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 764,156
0.3
780,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 773,307
0.3
405,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 403,658
0.1
805,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 818,749
0.3
1,520,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,496,205
0.5
100,000  OneMain Finance
Corp., 7.125%,
03/15/2026 101,543
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,015,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 $ 1,054,997
0.4
1,395,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 1,435,544
0.5
830,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 851,787
0.3
830,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 881,960
0.3
970,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 894,889
0.3
520,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 535,143
0.2
500,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 514,686
0.2
955,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 989,181
0.3
220,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 217,931
0.1
1,350,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 1,376,534
0.5
1,050,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,075,673
0.4
675,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 680,742
0.2
600,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 620,121
0.2
1,025,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,076,392
0.4
31,263,495
10.7
Industrial : 12.8%
790,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 819,221
0.3
665,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 676,373
0.2
750,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 778,834
0.3
805,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 845,828
0.3
46,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 46,294
0.0
935,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 1,013,380
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,015,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 7.500%,
02/01/2032 $ 1,006,774
0.4
1,660,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 1,707,265
0.6
1,025,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,016,867
0.4
1,380,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,446,483
0.5
1,060,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,086,773
0.4
1,490,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,530,072
0.5
685,000
(1)
Crown Americas LLC,
5.875%,
06/01/2033 690,110
0.2
1,720,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,760,286
0.6
1,505,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 1,466,811
0.5
1,255,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,249,030
0.4
405,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 400,233
0.1
670,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 650,342
0.2
918,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 892,161
0.3
475,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 473,551
0.2
685,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 698,737
0.2
595,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 605,398
0.2
485,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 484,427
0.2
1,420,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,371,901
0.5
475,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 475,000
0.2
130,000
(1)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 130,159
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,155,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 $ 1,185,102
0.4
1,970,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,027,022
0.7
685,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 669,008
0.2
695,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 705,624
0.2
1,230,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,122,359
0.4
1,415,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,484,656
0.5
815,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 731,471
0.3
1,130,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 1,070,637
0.4
625,000
(1)
Terex Corp., 6.250%,
10/15/2032 626,685
0.2
700,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 704,255
0.2
590,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 592,010
0.2
1,115,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 1,155,858
0.4
880,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 915,744
0.3
990,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 959,539
0.3
37,272,280
12.8
Technology : 4.3%
735,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 756,946
0.3
705,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 728,405
0.2
2,140,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,161,310
0.7
1,030,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,053,879
0.4
720,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 732,142
0.2
625,000
(1)(2)
Entegris, Inc., 3.625%,
05/01/2029 592,860
0.2
565,000
(1)
Fair Isaac Corp.,
6.000%,
05/15/2033 571,591
0.2
1,030,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,080,333
0.4
975,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,068,725
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
570,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 $ 537,463
0.2
1,080,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,021,723
0.3
1,045,000
(1)(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 949,304
0.3
1,350,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,401,570
0.5
12,656,251
4.3
Utilities : 2.6%
675,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 696,269
0.2
360,000
(1)
Calpine Corp., 4.500%,
02/15/2028 357,307
0.1
771,000
(1)
Calpine Corp., 5.000%,
02/01/2031 763,243
0.3
675,000
(1)
Calpine Corp., 5.125%,
03/15/2028 674,666
0.2
735,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 774,029
0.3
885,000
(1)
NRG Energy, Inc.,
3.625%,
02/15/2031 815,089
0.3
285,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 288,018
0.1
345,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 351,718
0.1
690,000  TransAlta Corp.,
7.750%,
11/15/2029 725,401
0.2
345,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 336,478
0.1
435,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 435,687
0.2
225,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 225,295
0.1
990,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 1,052,918
0.4
7,496,118
2.6
Total Corporate Bonds/
Notes
(Cost $271,449,504)
276,574,748
94.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY DEBT : 4.9%
Government : 4.9%
14,200,000
(4)
Federal Home Loan
Bank Discount Notes,
4.220%,
07/01/2025 $ 14,198,359
4.9
Total U.S. Government
Agency Debt
(Cost $14,200,000)
14,198,359
4.9
Total Long-Term
Investments
(Cost $285,649,504)
290,773,107
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 15.9%
Commercial Paper : 1.7%
3,000,000  Concord Minutemen
Capital Co. LLC,
4.340
%,
07/01/2025 2,999,638
1.0
2,000,000  Lockheed Martin Corp.,
4.500
%,
07/01/2025 1,999,753
0.7
Total Commercial Paper
(Cost $5,000,000)
4,999,391
1.7
Repurchase Agreements : 3.7%
2,984,255
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $2,984,614,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$3,043,940, due
06/01/30-02/01/57)
2,984,255
1.0
2,984,255
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $2,984,614,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$3,043,940, due
08/15/34-06/01/55)
2,984,255
1.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
774,136
(5)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
06/30/2025, 4.380%,
due 07/01/2025
(Repurchase Amount
$774,229, collateralized
by various U.S.
Government Securities,
1.875%-4.250%, Market
Value plus accrued
interest $789,619, due
11/15/40-02/15/51)
$ 774,136
0.3
2,944,236
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $2,944,590,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,003,121, due
03/01/34-05/01/55)
2,944,236
1.0
1,059,543
(5)
Nomura Securities
International
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,059,670,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.950%, Market Value
plus accrued interest
$1,080,734, due
05/15/41-08/20/62)
1,059,543
0.4
Total Repurchase
Agreements
(Cost $10,746,425)
10,746,425
3.7
Time Deposits : 0.6%
290,000
(5)
Canadian Imperial Bank
of Commerce,
4.320
%,
07/01/2025 290,000
0.1
300,000
(5)
Credit Agricole
Corporate and
Investment Bank,
4.310
%,
07/01/2025 300,000
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
280,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
07/01/2025 $ 280,000
0.1
290,000
(5)
Mizuho Bank Ltd.,
4.330
%,
07/01/2025 290,000
0.1
290,000
(5)
Royal Bank of Canada,
4.330
%,
07/01/2025 290,000
0.1
290,000
(5)
Svenska
Handelsbanken AB,
4.300
%,
07/01/2025 290,000
0.1
Total Time Deposits
(Cost $1,740,000)
1,740,000
0.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 9.9%
14,300,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
14,300,000
4.9
14,484,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
14,484,000
5.0
Total Mutual Funds
(Cost $28,784,000)
28,784,000
9.9
Total Short-Term
Investments
(Cost $46,270,425)
46,269,816
15.9
Total Investments in
Securities
(Cost $331,919,929) $ 337,042,923 115.7
Liabilities in Excess of
Other Assets
(45,647,264) (15.7)
Net Assets $ 291,395,659 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of June 30, 2025.

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 276,574,748 $ — $ 276,574,748
U.S. Government Agency Debt — 14,198,359 — 14,198,359
Short-Term Investments 28,784,000 17,485,816 — 46,269,816
Total Investments, at fair value $ 28,784,000 $ 308,258,923 $ — $ 337,042,923
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,443,564
Gross Unrealized Depreciation (320,570)
Net Unrealized Appreciation $ 5,122,994